Disclosure of New Ifrs in the Period (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current liabilities
Deferred revenues	$ 926	$ 330
Non - current liabilities
Deferred revenues	1,818	846
Equity attributable to equity holders of the Company
Accumulated deficit	(100,623)	(93,702)
As reported (IFRS 15) [Member]
Current liabilities
Deferred revenues	926	280
Non - current liabilities
Deferred revenues	1,818	1,246
Equity attributable to equity holders of the Company
Accumulated deficit	(94,052)	(94,052)
Adjustments [Member]
Current liabilities
Deferred revenues	(26)	50
Non - current liabilities
Deferred revenues	(588)	(400)
Equity attributable to equity holders of the Company
Accumulated deficit	350	350
IAS 18 (excluding impact of IFRS 15) [Member]
Current liabilities
Deferred revenues	900	330
Non - current liabilities
Deferred revenues	1,230	846
Equity attributable to equity holders of the Company
Accumulated deficit	$ (93,702)	$ (93,702)